Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
ASSETS
Cash and cash equivalents	$ 469,271	$ 1,034,846	$ 1,203,396
Accounts receivable	403,580	214,673	127,867
Deferred costs	391,695	237,745	172,200
Prepaid expenses and other current assets	360,170	468,747	390,363
Subscription receivable	12,770	0	0
Total current assets	1,637,486	1,956,011	1,893,826
Equipment, net	44,060	41,224	28,786
Goodwill			139,754
Total assets	1,681,546	1,997,235	2,062,366
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	76,232	121,508	42,324
Accrued liabilities	86,901	118,634	211,234
Deferred revenue	275,947	330,362	267,929
Total current liabilities	439,080	570,504	521,487
Long term liabilities
Payment protection program (PPP) loan	548,885	548,885	0
Convertible promissory notes	1,148,328	1,183,535	0
Contingent long-term acquisition liability			67,161
Total liabilities	2,136,293	2,302,924	588,648
Commitments and contingencies			0
Stockholders' Deficit
Preferred Stock, par value $0.001 per share, 20 million shares authorized; 0 shares issued and outstanding	0	0	0
Common Stock, par value $0.001 per share, 300 million shares authorized; 7,114,533 and 7,035,771 issued and outstanding at December 31, 2020 and June 30, 2020 and 6,860,246 issued and outstanding at June 30, 2019, respectively	7,114	7,036	6,861
Additional paid-in capital	17,580,272	15,710,996	12,497,228
Accumulated deficit	(18,042,133)	(16,023,721)	(11,030,371)
Total stockholders' deficit	(454,747)	(305,689)	1,473,718
Total liabilities and stockholders' deficit	$ 1,681,546	$ 1,997,235	$ 2,062,366